Equity Incentive Plans and Stock Based Compensation - Additional Information (Detail) - USD ($)				12 Months Ended
	Jan. 01, 2016	Jan. 01, 2015	May 15, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares authorized for issuance				0	0	7,250,000
Aggregate intrinsic value of options outstanding				$ 13,000
Aggregate intrinsic value of options exercisable				$ 6,000
Options vested and expected to vest				10,900,000
Aggregate intrinsic value of options vested and expected to vest				$ 13,000
Weighted average remaining contractual life of options vested and expected to vest				5 years 4 months 24 days
Weighted average exercise price of options vested and expected to vest				$ 3.00
Total intrinsic value of stock options exercised				$ 4,000	$ 300,000	$ 200,000
Cash received from stock option exercises				3,000	400,000	100,000
Tax benefit realized upon exercise of option				$ 0	$ 0	$ 0
Offering period				24 months
Purchase period				6 months
Discount available to eligible employees related to employee stock purchase plan				85.00%
Remaining shares available for issuance				1,544,744	3,460,540	4,423,493	175,236
Stock-based compensation expense				$ 3,089,000	$ 6,801,000	$ 5,488,000
Unrecognized compensation cost related to unvested stock-based awards granted to employees under the stock option plans				$ 3,500,000
Unrecognized compensation cost related to unvested stock-based awards granted to employees under the stock option plans, period for recognition				2 years 4 months 24 days
Non-employee stock-based compensation expense				$ 6,000	$ 100,000	$ 100,000
2004 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares authorized for issuance				1,250,000
Percentage of fair market value				100.00%
Terms of stock options granted				10 years
Terms of stock options vested				4 years
2014 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares authorized for issuance			6,626,157
Percentage of fair market value			100.00%
Terms of stock options granted				10 years
Terms of stock options vested				4 years
Shares authorized for issuance			6,000,000
2004 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares authorized for issuance	100,000	100,000
Plan participants purchased shares				92,048	154,067
Average purchase price under 2004 Employee Stock Purchase Plan				$ 0.25	$ 3.49
Remaining shares available for issuance				134,789